Income taxes - Net operating loss carryforwards (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
2026	$ 5,428
2027	14,698
2028	4,246
2029	4,024
2030	3,439
2031	93
2032	102,601
2033	67,322
2034	125,973
2035	61,155
Total	$ 388,979